Balances and Transactions with Related Parties - Information Detailed in the Tables below Shows the Balances with Associates and Joint Ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	$ 63,259	$ 34,369	$ 36,192
Trade receivables Current	133,904	108,146	118,077
Accounts payable Current	201,551	144,383	148,595
Revenues	1,271,330	669,186	678,595
Purchases and services	1,028,180	626,212	575,608
Current contract liabilities	13,329	6,824	7,404
Investment in financial assets	2,534	0	0
Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	435	480	364
Trade receivables Current	8,769	4,669	6,898
Accounts payable Current	5,064	3,494	2,840
Revenues	43,248	24,031	23,496
Purchases and services	24,250	13,629	9,580
Net interest income (loss)			(16)
Current contract liabilities	74	56	679
Investment in financial assets	803
Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	128	71	103
Trade receivables Current	795	491	1,469
Accounts payable Current	1,255	1,161	968
Revenues	6,508	3,526	4,620
Purchases and services	10,382	7,349	6,023
Net interest income (loss)	(72)	13	162
Joint Ventures and Associates [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	563	551	467
Trade receivables Current	9,564	5,160	8,367
Accounts payable Current	6,319	4,655	3,808
Revenues	49,756	27,557	28,116
Purchases and services	34,632	20,978	15,603
Net interest income (loss)	(72)	13	146
Current contract liabilities	74	56	679
Investment in financial assets	803
CDS [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	1	144	1,063
Accounts payable Current		10
Revenues	390	838	1,955
Purchases and services		8	1
Net interest income (loss)	(72)	8
YPF Gas [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	114	51	90
Trade receivables Current	749	322	317
Accounts payable Current	220	180	73
Revenues	5,597	2,401	2,217
Purchases and services	775	345	252
Net interest income (loss)		3	162
Oldelval [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	2	1	77
Accounts payable Current	366	450	401
Revenues	16	57	238
Purchases and services	3,521	2,893	2,192
Net interest income (loss)		2
Termap [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	139	182	182
Purchases and services	1,791	1,309	1,302
OTA [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	14	12	9
Accounts payable Current	11	9	14
Revenues	2	2	1
Purchases and services	167	76	80
OTC [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current		8	4
GPA [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	310	25	99
Purchases and services	1,757	1,176	845
Oiltanking [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	1	1
Accounts payable Current	209	304	198
Revenues	7	5	3
Purchases and services	2,368	1,542	1,350
Gas Austral S.A. [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	42	23	12
Accounts payable Current		1	1
Revenues	496	223	206
Purchases and services	3		1
Profertil [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	19	12	12
Trade receivables Current	1,146	641	587
Accounts payable Current	884	484	114
Revenues	5,454	5,111	4,418
Purchases and services	11,019	4,883	3,044
MEGA [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	4,397	2,650	2,995
Accounts payable Current	572	261	350
Revenues	18,974	12,408	10,672
Purchases and services	1,298	2,281	1,854
Refinor [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	1,949	577	956
Accounts payable Current	64	75	123
Revenues	12,580	2,750	3,310
Purchases and services	1,407	706	481
Net interest income (loss)			(16)
Bizoy SA [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current			17
Y-GEN I [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Revenues			5
YPF EE [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	385	389	296
Trade receivables Current	1,277	794	2,278
Accounts payable Current	3,375	2,504	2,183
Revenues	6,145	3,647	5,016
Purchases and services	9,734	5,184	3,862
Current contract liabilities	74	56	679
Investment in financial assets	803
Petrofaro S.A. [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current			6
Revenues			9
Purchases and services			23
OLCLP [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	31	79	56
Trade receivables Current		7	59
Accounts payable Current	164	168	70
Revenues	95	115	66
Purchases and services	774	571	$ 316
Sustentator S.A. [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	5	2
Purchases and services	$ 18	$ 4